Offering Costs	0 Months Ended
Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Offering Costs

NOTE 4 – OFFERING COSTS

Offering costs on the New Geared Funds will be amortized over a twelve month period on a straight-line basis. The Sponsor will not collect any fee in the first year of operation of each New Natural Gas Fund in an amount equal to the offering fees. The Sponsor will reimburse each New Natural Gas Fund to the extent that its offering costs exceed 0.95% of its average daily NAV for the first year of operations. At April 5, 2011, payable for offering costs are reflected in the Statement of Financial Condition for each New Natural Gas Fund.

Proshares Ultra Short DJ-UBS Natural Gas [Member]
Offering Costs

NOTE 4 – OFFERING COSTS

Offering costs on the New Geared Funds will be amortized over a twelve month period on a straight-line basis. The Sponsor will not collect any fee in the first year of operation of each New Natural Gas Fund in an amount equal to the offering fees. The Sponsor will reimburse each New Natural Gas Fund to the extent that its offering costs exceed 0.95% of its average daily NAV for the first year of operations. At April 5, 2011, payable for offering costs are reflected in the Statement of Financial Condition for each New Natural Gas Fund.

Proshares Ultra VIX Short-Term Futures ETF [Member]
Offering Costs

NOTE 4 – OFFERING COSTS

Offering costs on the New VIX Funds will be amortized over a twelve month period on a straight-line basis. The Sponsor will not collect any fee in the first year of operation of each New VIX Fund in an amount equal to the offering fees. The Sponsor will reimburse each New VIX Fund to the extent that its offering costs exceed 0.95% of its average daily NAV for the first year of operations. At April 5, 2011, payable for offering costs are reflected in the Statement of Financial Condition for each New VIX Fund.

Proshares Short VIX Short-Term Futures ETF [Member]
Offering Costs

NOTE 4 – OFFERING COSTS

Offering costs on the New VIX Funds will be amortized over a twelve month period on a straight-line basis. The Sponsor will not collect any fee in the first year of operation of each New VIX Fund in an amount equal to the offering fees. The Sponsor will reimburse each New VIX Fund to the extent that its offering costs exceed 0.95% of its average daily NAV for the first year of operations. At April 5, 2011, payable for offering costs are reflected in the Statement of Financial Condition for each New VIX Fund.